SHARE-BASED COMPENSATION General Disclosures (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Share-based Compensation [Abstract]
Compensation percentage maximum eligible contribution to purchase shares of common stock (in hundredths)	10.00%
ESPP plan purchase price	85.00%
Common stock shares authorized and available for issuance under our ESPP (in shares)	33,577,991
Aggregate participant contributions	$ 24
Automatic annual increase in shares authorized for issuance in ESPP, without the Board of Directors determined amount, percentage (in hundredths)	1.00%
Maximum number of shares issued under the ESPP (in shares)	75,000,000
ESPP employee purchases	$ 43	$ 40	$ 52
ESPP Employee purchased shares (in shares)	1,205,431	1,577,388	3,007,747
Common stock issuable under the 2009 Plan (in shares)	25,000,000
Term of the 2009 Stock Plan (in years)	term of ten years
Common stock available for future awards under the 2009 Stock Plan (in shares)	20,699,753
Percentage which rate options generally vest per year (in hundredths)	0.25
Number of years from the date of grant generally vest (in years)	4 years
Maximum contractual term (in years)	10 years
Percentage market value of the common stock option exercise price is generally not less than (in hundredths)	100.00%
Time period after which participants of the performance stock award plan are entitled to receive unrestricted share of the company's stock, if specified performance targets are met	3 years
Minimum final share award percentage of the target award based on performance metrics (in hundredths)	0.00%
Maximum final share award percentage of the target award based on performance metrics (in hundredths)	200.00%
Percentage rate restricted stock units generally vest per year (in hundredths)	25.00%
ESPP eligible employee common stock purchase price ratio	85.00%